Intellectual Property (Details - Property) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	$ 377,081	$ 208,033
Less: accumulated amortization	(195,794)	(157,066)
Intellectual property, net	181,287	50,967
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	206,925	194,978
Internet Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	$ 170,156	$ 13,055